Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Company's Options and Weighted Average Exercise Price

A summary of the Company’s options and the changes for the period are as follows:

	Note	Number of Options	Weighted average exercise price (CAD) [1]
Options outstanding at December 31, 2016		6,235,180	4.71

Mariana Resources Ltd. replacement options[1]	7	2,078,248	3.41
Granted		795,000	5.50
Exercised		(797,128)	(3.23)
Expired unexercised		(584,983)	(15.29)

Options outstanding at December 31, 2017		7,726,317	3.79

Granted		3,130,000	5.92
Exercised		(1,440,907)	(3.22)
Expired unexercised		(77,436)	(7.19)
Forfeited		(15,333)	(4.96)

Options outstanding at December 31, 2018		9,322,641	4.58

1	For options exercisable in British Pounds Sterling (“GBP”), exercise price is translated to Canadian Dollars (“CAD”) using the period end exchange rate.

Summary of Share Purchase Options

A summary of the Company’s share purchase options as of December 31, 2018 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) [1]	Weighted average exercise price per share (CAD) [1,2]
2019	2,327,033	2,327,033	1.49 - 6.03	2.74
2020	1,225,334	1,225,334	3.60 - 3.64	3.61
2021	1,382,740	945,078	2.70 - 4.96	4.79
2022	1,257,534	727,537	4.96 - 15.00	5.19
2023	3,130,000	0	5.92	-

	9,322,641	5,224,982		3.66

1	For options exercisable in GBP, exercise price is translated to CAD using the period end exchange rate.
2	Weighted average exercise price of options that are exercisable.

Summary of Information of Diluted Earnings per Share

Diluted earnings per share is calculated based on the following:

In $000s (excluding per share amounts)	Year Ended December 31, 2018	Year Ended December 31, 2017
Net income for the year	$5,872	$10,537
Basic weighted average number of shares	183,381,187	167,265,059
Basic earnings per share	$0.03	$0.06
Effect of dilutive securities
Stock options	2,146,601	2,217,597
Warrants	3,821,430	3,582,912
Restricted share rights	1,636,568	1,637,618

Diluted weighted average number of common shares	190,985,786	174,703,186
Diluted earnings per share	$0.03	$0.06

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share

The following table lists the number of stock options and warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD5.73 during the year ended December 31, 2018 (2017: CAD5.55), or because a performance obligation had not been met as at December 31, 2018.

	Year Ended December 31, 2018	Year Ended December 31, 2017
Stock Options	1,010,489	1,967,557
Warrants	3,000,000	6,412,664

Warrants [member]
Summary of the Company's Other Equity Instruments and the Changes for the Year

A summary of the Company’s warrants and the changes for the period are as follows:

	Note	Number of Warrants	Shares to be Issued Upon Exercise of the Warrants
Warrants outstanding at December 31, 2016		28,046,400	28,046,400
Mariana Resources Ltd. replacement warrants	7	2,025,314	2,025,314
Exercised		(1,059,242)	(1,059,242)
Expired unexercised		(5,002,500)	(5,002,500)

Warrants outstanding at December 31, 2017		24,009,972	24,009,972

Exercised		(1,021,624)	(1,021,624)
Expired unexercised		(22,948)	(22,948)

Warrants outstanding at December 31, 2018		22,965,400	22,965,400

A summary of the Company’s warrants as of December 31, 2018 are as follows:

Number outstanding	Exercise price per share	Expiry Date
3,000,000	$4.50	March 23, 2020
15,000,000	3.50	October 27, 2020
4,965,400	4.00	November 3, 2020

22,965,400